Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 48,871	€ 17,416	€ 12,871
Cost of sales	(14,173)	(27,983)	(17,744)
Selling and distribution expenses	(733)	(1,755)	(1,085)
Research and development expenses	(113,808)	(43,242)	(41,722)
General and administrative expenses	(53,554)	(48,969)	(25,289)
Other operating income	24,150	5,587	808
Other operating expenses	(568)	(552)	(663)
Operating loss	(109,815)	(99,498)	(72,824)
Finance income	2,070	833	1,968
Finance expenses	(22,103)	(1,460)	(275)
Loss before income tax	(129,848)	(100,125)	(71,131)
Income tax benefit/ (expense)	726	252	(110)
Net loss for the period	(129,122)	(99,873)	(71,241)
Items that may be subsequently reclassified to profit or loss
Foreign currency adjustments	35	32	66
Total comprehensive income (loss)	€ (129,087)	€ (99,841)	€ (71,175)
Net loss per share (basic and diluted)*	€ (0.98)	€ (1.03)	€ (0.74)